Other operating income	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other operating income

Note 28.      Other operating income

	12 months ended December 31,
USD'000	2023	2022	2021
Accounts payable write-off	-	1,899	-
Other operating income from related parties	119	66	71
Other operating income - other	48	108	112
Total other operating income from continuing operations	167	2,073	183

In the years 2023 and 2022, other operating income from related parties was made up of the amounts invoiced by WISeKey to the OISTE Foundation for the use of its premises and equipment (see Note 36).